Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease Liabilities [Abstract]
Schedule of Lease Liabilities
	2024	2023

As at January 1	91,991,314	90,873,411
Interest on lease liabilities	10,801,250	9,996,046
Land rentals	(9,055,917)	(8,878,143)
As at December 31	93,736,647	91,991,314

Current portion of lease liabilities	9,183,475	9,003,395
Non-current portion of lease liabilities	84,553,172	82,987,919